CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Property, plant and equipment	$ 3,303	$ 2,607
Intangible assets	89	95
Right-of-use assets	36	11
Deferred tax asset	43	157
Investments in associates and joint ventures	1,059	993
Financial assets at fair value through profit and loss	33	27
Trade and other receivables	43	75
Total non-current assets	4,606	3,965
CURRENT ASSETS
Inventories	231	223
Financial assets at amortized cost		80
Financial assets at fair value through profit and loss	366	850
Derivative financial instruments	52	1
Trade and other receivables	614	488
Cash and cash equivalents	725	738
Total current assets	1,988	2,380
Total assets	6,594	6,345
SHAREHOLDERS´ EQUITY
Share capital	36	36
Share capital adjustment	191	191
Share premium	516	516
Treasury shares adjustment	1	1
Treasury shares cost	(54)	(7)
Legal reserve	44	44
Voluntary reserve	2,399	1,657
Other reserves	(12)	(13)
Other comprehensive income	124	119
Retained earnings	351	742
Equity attributable to owners of the company	3,596	3,286
Non-controlling interest	9	9
Total equity	3,605	3,295
NON-CURRENT LIABILITIES
Provisions	100	137
Income tax and minimum notional income tax provision	26	75
Deferred tax liability	56	49
Tax liabilities	212
Defined benefit plans	26	30
Borrowings	1,844	1,373
Trade and other payables	86	84
Total non-current liabilities	2,350	1,748
CURRENT LIABILITIES
Provisions	13	10
Income tax liability	83	257
Tax liabilities	56	30
Defined benefit plans	6	7
Salaries and social security payable	36	39
Borrowings	48	706
Trade and other payables	397	253
Total current liabilities	639	1,302
Total liabilities	2,989	3,050
Total liabilities and equity	$ 6,594	$ 6,345